N-4	Nov. 01, 2023 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE CO
Entity Central Index Key	0000935823
Entity Investment Company Type	N-4
Document Period End Date	Nov. 01, 2023
Amendment Flag	false
Fees and Expenses [Text Block]
FEES AND EXPENSES			LOCATION IN PROSPECTUS
Ongoing Fees and Expenses (annual charges)	Lowest Annual Cost: $1,132.52	Highest Annual Cost: $5,376.88	Charges, Fees and Deduction –Mortality and Expense Risk Charge and Optional Death Benefit Rider Charge

Assumes:

●      Investment of $100,000

●      5% annual appreciation

●       Least expensive combination of base Contract and Fund fees and expenses

●       No optional benefits

●       No sales charges

●       No additional Purchase Payments, transfers, or withdrawals

●       No loans or loan interest charges

Assumes:

●      Investment of $100,000

●      5% annual appreciation

●       Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

●       No sales charges

●       No additional Purchase Payments, transfers, or withdrawals

●       No loans or loan interest charges

Ongoing Fees and Expenses [Table Text Block]

The Ongoing Fees and Expenses (annual charges) row in the IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT table is amended and replaced with the following row:

FEES AND EXPENSES			LOCATION IN PROSPECTUS
Ongoing Fees and Expenses (annual charges)	Lowest Annual Cost: $1,132.52	Highest Annual Cost: $5,376.88	Charges, Fees and Deduction –Mortality and Expense Risk Charge and Optional Death Benefit Rider Charge

Assumes:

●      Investment of $100,000

●      5% annual appreciation

●       Least expensive combination of base Contract and Fund fees and expenses

●       No optional benefits

●       No sales charges

●       No additional Purchase Payments, transfers, or withdrawals

●       No loans or loan interest charges

Assumes:

●      Investment of $100,000

●      5% annual appreciation

●       Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

●       No sales charges

●       No additional Purchase Payments, transfers, or withdrawals

●       No loans or loan interest charges

Lowest and Highest Annual Cost [Table Text Block]	Lowest Annual Cost: $1,132.52

Highest Annual Cost: $5,376.88

Assumes:

●      Investment of $100,000

●      5% annual appreciation

●       Least expensive combination of base Contract and Fund fees and expenses

●       No optional benefits

●       No sales charges

●       No additional Purchase Payments, transfers, or withdrawals

●       No loans or loan interest charges

Assumes:

●      Investment of $100,000

●      5% annual appreciation

●       Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

●       No sales charges

●       No additional Purchase Payments, transfers, or withdrawals

●       No loans or loan interest charges

Lowest Annual Cost [Dollars]	$ 1,132.52
Highest Annual Cost [Dollars]	$ 5,376.88
Item 4. Fee Table [Text Block]

The Death Benefit Maximum Charges in the Annual Contract Expenses subsection of the FEE TABLES is amended to include the following:

Optional Death Benefit Maximum Charge (as a percentage of Contract Value)
Earnings Enhancement Death Benefit (EEDB) (including California version)	0.25%

The Examples in the Annual Contract Expenses subsection of the FEE TABLES is amended to include the following:

1

●	If you surrendered your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$14,581	$26,149	$38,206	$70,060

●	If you annuitized your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$14,581	$19,849	$33,706	$70,060

●	If you do not surrender, or annuitize your Contract:

1 Year	3 Years	5 Years	10 Years
$6,481	$19,849	$33,706	$70,060

Transaction Expenses [Table Text Block]	Death Benefit Maximum Charges in the Annual Contract Expenses subsection of the FEE TABLES is amended to include the following:
Annual Contract Expenses [Table Text Block]

The Death Benefit Maximum Charges in the Annual Contract Expenses subsection of the FEE TABLES is amended to include the following:

Optional Death Benefit Maximum Charge (as a percentage of Contract Value)
Earnings Enhancement Death Benefit (EEDB) (including California version)	0.25%

Surrender Example [Table Text Block]
●	If you surrendered your Contract at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years
$14,581	$26,149	$38,206	$70,060

Surrender Expense, 1 Year, Maximum [Dollars]	$ 14,581
Surrender Expense, 3 Years, Maximum [Dollars]	26,149
Surrender Expense, 5 Years, Maximum [Dollars]	38,206
Surrender Expense, 10 Years, Maximum [Dollars]	$ 70,060
Annuitize Example [Table Text Block]
●	If you annuitized your Contract at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years
$14,581	$19,849	$33,706	$70,060

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 14,581
Annuitized Expense, 3 Years, Maximum [Dollars]	19,849
Annuitized Expense, 5 Years, Maximum [Dollars]	33,706
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 70,060
No Surrender Example [Table Text Block]
●	If you do not surrender, or annuitize your Contract:
1 Year	3 Years	5 Years	10 Years
$6,481	$19,849	$33,706	$70,060

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 6,481
No Surrender Expense, 3 Years, Maximum [Dollars]	19,849
No Surrender Expense, 5 Years, Maximum [Dollars]	33,706
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 70,060
Item 10. Benefits Available (N-4) [Text Block]

The following is added to the Optional Death Benefit (Additional Charge Apply) section of the BENEFITS AVAILABLE UNDER THE CONTRACT section:

Optional Death Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations
Earnings Enhancement Death Benefit	This benefit may enhance the death benefit, by adding an additional amount—equal to a percent of any Earnings as of the date of death—to the death benefit proceeds.	0.25% (as a percentage of Contract Value)

●  Not available for Contracts issued in California.

●  Available at Contract purchase and within 60 days of Contract Issue.

●  Owner and Annuitant must be 75 years or younger on the date of purchase.

●  Withdrawals are first taken from Earnings in the Contract.

●  The enhanced amount percentage applied is based on the age of the oldest Owner on the Rider Effective Date or effective date of certain Owner changes.

●  There is no additional amount added if there are no Earnings on the Contract as of the date of death.

●  An ownership change to an Owner who is older than 75 will terminate the rider.

●  May not voluntarily terminate the rider.

●  Benefit and benefit charges terminate upon annuitization or when the Contract Value is reduced to zero.

Earnings Enhancement Death Benefit II (for California)	This benefit may enhance the death benefit, by adding an additional amount—equal to a percent of any	0.25% (as a percentage of Contract Value)	● Only available for Contracts issued in California. ● Available at Contract purchase and within 60 days of Contract Issue.

Optional Death Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations
Earnings as of the date of death—to the death benefit proceeds.

●  Owner and Annuitant must be 75 years or younger on the date of purchase.

●  Withdrawals are first taken from Earnings in the Contract.

●  The enhanced amount percentage applied is based on the age of the oldest Annuitant on the Rider Effective Date.

●  There is no additional amount added if there are no Earnings on the Contract as of the date of death.

●  May not voluntarily terminate the rider.

●  Benefit and benefit charges terminate upon annuitization or when the Contract Value is reduced to zero.

Benefits Available [Table Text Block]
Optional Death Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations
Earnings Enhancement Death Benefit	This benefit may enhance the death benefit, by adding an additional amount—equal to a percent of any Earnings as of the date of death—to the death benefit proceeds.	0.25% (as a percentage of Contract Value)

●  Not available for Contracts issued in California.

●  Available at Contract purchase and within 60 days of Contract Issue.

●  Owner and Annuitant must be 75 years or younger on the date of purchase.

●  Withdrawals are first taken from Earnings in the Contract.

●  The enhanced amount percentage applied is based on the age of the oldest Owner on the Rider Effective Date or effective date of certain Owner changes.

●  There is no additional amount added if there are no Earnings on the Contract as of the date of death.

●  An ownership change to an Owner who is older than 75 will terminate the rider.

●  May not voluntarily terminate the rider.

●  Benefit and benefit charges terminate upon annuitization or when the Contract Value is reduced to zero.

Earnings Enhancement Death Benefit II (for California)	This benefit may enhance the death benefit, by adding an additional amount—equal to a percent of any	0.25% (as a percentage of Contract Value)	● Only available for Contracts issued in California. ● Available at Contract purchase and within 60 days of Contract Issue.

Optional Death Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations
Earnings as of the date of death—to the death benefit proceeds.

●  Owner and Annuitant must be 75 years or younger on the date of purchase.

●  Withdrawals are first taken from Earnings in the Contract.

●  The enhanced amount percentage applied is based on the age of the oldest Annuitant on the Rider Effective Date.

●  There is no additional amount added if there are no Earnings on the Contract as of the date of death.

●  May not voluntarily terminate the rider.

●  Benefit and benefit charges terminate upon annuitization or when the Contract Value is reduced to zero.

Earnings Enhancement Death Benefit (EEDB) (including California version) [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.25%
Earnings Enhancement Death Benefit II (for California) [Member]
Prospectus:
Name of Benefit [Text Block]	Earnings Enhancement Death Benefit II (for California)
Purpose of Benefit [Text Block]	This benefit may enhance the death benefit, by adding an additional amount—equal to a percent of anyEarnings as of the date of death—to the death benefit proceeds.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.25%
Brief Restrictions / Limitations [Text Block]

●  Only available for Contracts issued in California.

●  Available at Contract purchase and within 60 days of Contract Issue.

●  Owner and Annuitant must be 75 years or younger on the date of purchase.

●  Withdrawals are first taken from Earnings in the Contract.

●  The enhanced amount percentage applied is based on the age of the oldest Annuitant on the Rider Effective Date.

●  There is no additional amount added if there are no Earnings on the Contract as of the date of death.

●  May not voluntarily terminate the rider.

●  Benefit and benefit charges terminate upon annuitization or when the Contract Value is reduced to zero.

Name of Benefit [Text Block]	Earnings Enhancement Death Benefit II (for California)
Earnings Enhancement Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.25%
Name of Benefit [Text Block]	Earnings Enhancement Death Benefit
Purpose of Benefit [Text Block]	This benefit may enhance the death benefit, by adding an additional amount—equal to a percent of any Earnings as of the date of death—to the death benefit proceeds.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.25%
Brief Restrictions / Limitations [Text Block]

●  Not available for Contracts issued in California.

●  Available at Contract purchase and within 60 days of Contract Issue.

●  Owner and Annuitant must be 75 years or younger on the date of purchase.

●  Withdrawals are first taken from Earnings in the Contract.

●  The enhanced amount percentage applied is based on the age of the oldest Owner on the Rider Effective Date or effective date of certain Owner changes.

●  There is no additional amount added if there are no Earnings on the Contract as of the date of death.

●  An ownership change to an Owner who is older than 75 will terminate the rider.

●  May not voluntarily terminate the rider.

●  Benefit and benefit charges terminate upon annuitization or when the Contract Value is reduced to zero.

Name of Benefit [Text Block]	Earnings Enhancement Death Benefit